Conversion to a C Corporation	12 Months Ended
Dec. 31, 2022
Conversion To C Corporation
Conversion to a C Corporation

11.    Conversion to a C Corporation

Effective November 1, 2021, the Company converted from an LLC to a C corporation under the State of Nevada statutes in anticipation of an upcoming initial public offering, and changed its name to Expion360 Inc. The membership units of the existing LLC members and all existing convertible note holders (see Note 9 - Convertible Notes) converted into an aggregate of 4,181,111 shares of common stock. Additionally, investors purchased 88,889 shares of common stock for total proceeds of $316,400, and 30,000 shares of common stock were issued in exchange for legal services. The 30,000 shares issued in exchange for legal services were valued at $108,900 at date of grant based on the per share price of $3.63 paid for shares issued at the time of the conversion to a C corporation. The Company’s issued and outstanding shares of common stock totaled 4,300,000 upon conversion to a C corporation.